ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES	Accrued expenses are comprised as follows:
	As of December 31,
	2021	2020
Accrued interest	$143,798	$133,215
Accrued operating expenses	-	50,986
Total	$143,798	$184,201